Earnings per share	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Earnings per share
Note 25 – Earnings per share
a) Basic earning per share
Net income attributable to ITAÚ UNIBANCO HOLDING’s shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Net income attributable to owners of the parent company	27,113	24,907	23,193
Minimum non-cumulative dividends on preferred shares	(105)	(104)	(105)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(109)	(109)	(110)
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners:
Common	13,693	12,599	11,828
Preferred	13,206	12,095	11,150
Total net income available to equity owners:
Common	13,802	12,708	11,938
Preferred	13,311	12,199	11,255
Weighted average number of shares outstanding
Common	4,958,290,359	4,958,290,359	5,021,834,934
Preferred	4,781,855,588	4,759,872,085	4,734,030,111
Earnings per share – Basic – R$
Common	2.78	2.56	2.38
Preferred	2.78	2.56	2.38

b) Diluted earnings per share
Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Net income available to preferred equity owners	13,311	12,199	11,255
Dividends on preferred shares after dilution effects	64	72	76
Net income available to preferred equity owners considering preferred shares after the dilution effect	13,375	12,271	11,331
Net income available to ordinary equity owners	13,802	12,708	11,938
Dividend on preferred shares after dilution effects	(64)	(72)	(76)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	13,738	12,636	11,862
Adjusted weighted average of shares
Common	4,958,290,359	4,958,290,359	5,021,834,934
Preferred	4,826,925,107	4,815,473,777	4,796,645,028
Preferred	4,781,855,588	4,759,872,085	4,734,030,111
Incremental as per share-based payment plans	45,069,519	55,601,692	62,614,917
Diluted earnings per share – R$
Common	2.77	2.55	2.36
Preferred	2.77	2.55	2.36

Potential anti-dilution effects of shares under our share-based payment, excluded from the calculation of diluted earnings per share, totaled 538,312 preferred shares at 12/31/2017. In the years 2019 and 2018 there was no such effect.